SHARE-BASED COMPENSATION (Summary Of Activity Of Stock Options Granted) (Details) - Stock options [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of shares
Balance at the beginning of the period (in shares) | shares	145,446,560
Exercised (in shares) | shares	(1,715,895)
Forfeited (in shares) | shares	(2,249,049)
Balance at the end of the period (in shares) | shares	141,481,616
Exercisable, at the end of the period (in shares) | shares	106,073,940
Vested and expected to vest, at the end of the period (in shares) | shares	35,407,676
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 0.96
Exercised (in dollars per share)	0.33
Forfeited (in dollars per share)	0.36
Balance at the end of the period (in dollars per share)	0.48
Exercisable, at the end of the period (in dollars per share)	0.48
Vested and expected to vest, at the end of the period (in dollars per share)	0.48
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)	0.63
Exercised (in dollars per share)	0.3
Forfeited (in dollars per share)	0.16
Balance at the end of the period (in dollars per share)	$ 0.64